Commitments and Contingencies - Schedule of Undiscounted Liabilities and Future Operating Commitments (Details)	Dec. 31, 2024 USD ($)
Schedule of Undiscounted Liabilities and Future Operating Commitments [Line Items]
Purchase obligations	$ 1,515,427
Investment obligation	1,000,000	[1]
Total financial liabilities and commitments	2,515,427
Within 1 year [Member]
Schedule of Undiscounted Liabilities and Future Operating Commitments [Line Items]
Purchase obligations	1,422,933
Investment obligation	1,000,000	[1]
Total financial liabilities and commitments	2,422,933
2 - 5 years [Member]
Schedule of Undiscounted Liabilities and Future Operating Commitments [Line Items]
Purchase obligations	92,494
Investment obligation		[1]
Total financial liabilities and commitments	92,494
Greater than 5 years [Member]
Schedule of Undiscounted Liabilities and Future Operating Commitments [Line Items]
Purchase obligations
Investment obligation		[1]
Total financial liabilities and commitments

[1]	The Company entered into a strategic partnership arrangement with a third-party. As part of the agreement, the Company agree to invest an aggregate amount of $1,000,000 in the third-party upon a future financing and negotiation of terms that are agreed to by both parties during the term of the agreement. As at the date of these financial statements no such arrangement has been made.